Significant accounting policies - SAFE Investment (Details) - shares		9 Months Ended
	Aug. 02, 2022	Sep. 30, 2022
Series X preferred stock
Accounting Policies
Conversion of SAFE liability to Series X preferred stock (in shares)	100,000	100,000